10-K Other assets - net of current - Schedule of investment and other assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposits	$ 10,988	$ 11,082	$ 10,322
Investments	342	263	1,713
Other assets	2,520	2,051	2,947
Total other assets	$ 17,879	$ 13,396	$ 14,982